Financial instruments - Movements in level 3 instruments measured on a recurring basis (Details) - Level 3 - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the period	$ (665)
At the end of the period	(599)	$ (690)
Zacapa financial liability
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the period	(274)	(261)
Net gains included in the income statement	8	0
Net losses included in exchange in other comprehensive income	0	(1)
Net gains/(losses) included in retained earnings	40	(5)
Acquisitions	0	0
Settlement of liabilities	2	7
At the end of the period	(224)	(260)
Contingent consideration recognised on acquisition of businesses
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the period	(391)	(449)
Net gains included in the income statement	15	15
Net losses included in exchange in other comprehensive income	0	0
Net gains/(losses) included in retained earnings	0	0
Acquisitions	0	(5)
Settlement of liabilities	1	9
At the end of the period	$ (375)	$ (430)